Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Schedule Of Revenues And Long-Lived Assets From External Customers

	Year ended December 31,
	2010	2011	2012

Israel	$2,047	$2,044	$2,541
North America	9,184	12,655	11,847
Europe	4,454	4,869	5,737
Asia	1,976	3,036	3,484
Other	500	412	301

	$18,161	$23,016	$23,910

For the years ended December 31, 2010, 2011 and 2012, there are no major customers.

b.	The Company's net amount of long-lived assets is as follows:

	December 31
	2011	2012

Israel	$246	$11,807
United States	4,144	3,807
Germany	-	462
Iceland	-	100

	$4,390	$16,176